Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended January 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	50.90%
From	01-Jan-13	15-Jan-13	15-Feb-13	Floating Allocation Percentage at Month-End	71.53%
To	31-Jan-13	15-Feb-13
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$864,403,657.35		Beginning	-

Total Collateral	$2,122,303,657.35		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	212.23%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.205700%
Beginning Gross Principal Pool Balance	$3,893,871,255.18		Applicable Margin	0.470000%
Total Principal Collections	$(1,852,325,606.92)			0.675700%
Investment in New Receivables	$1,767,912,708.64
Receivables Added for Additional Accounts	$857,910,145.90			Actual	Per $1000
Repurchases	$(21,001,752.23)		Interest	581,852.78	0.58
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.58
Less Net CMA Offset	$(472,925,781.85)
Less Servicing Adjustment	$(3,885,649.76)		Total Due Investors	581,852.78	0.675700%
Ending Balance	$4,169,555,318.96		Servicing Fee	$1,051,155.03
			Excess Cash Flow	1,980,905.89
SAP for Next Period	50.90%

Average Receivable Balance	$3,816,939,748.78
Monthly Payment Rate	48.53%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,925,942.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,925,942.85